Summary of Significant Accounting Policies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Cash equivalents	¥ 144,409	¥ 171,578
Lease term percentage	75.00%
Minimum lease payments percentage	90.00%
Advertising costs	¥ 7,077	6,517	¥ 4,035
Recognized income tax percentage	50.00%
Investments and Cash	¥ 144,409	111,978
Restricted Cash		¥ 59,600
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	31.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Employee rates percentage	37.00%